SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Summary of condensed financial statement balances and amounts of Company's VIEs

The following condensed financial statement balances and amounts of the Company’s VIEs, were included in the accompanying consolidated financial statements after the elimination of intercompany balances and transactions among the Company, its subsidiaries and its VIEs.

	As of December 31,
	2023	2024
	RMB	RMB
Cash and cash equivalents	81,384	5,439
Restricted cash	2,435	—
Accounts receivable, net	97,187	54,404
Prepaid expenses and other current assets, net	31,101	29,822
Deferred tax assets, net	13,935	18,550
Property and equipment, net	9,538	6,531
Right-of-use assets	17,271	24,643
Other non-current assets	—	511
TOTAL ASSETS	252,851	139,900
Payroll and welfare payables	41,189	64,442
Tax payables	24,249	25,935
Accrued expenses and other liabilities	220,770	184,996
Lease liabilities	16,647	23,521
TOTAL LIABILITIES	302,855	298,894

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Net revenue	972,029	473,239	280,566
Operating income (loss)	52,204	(1,140,806)	(1,274,173)
Net income (loss)	164,741	(868,605)	(1,265,296)
Net cash provided by (used in) operating activities	8,807	(1,095,655)	(1,368,916)
Net cash used in investing activities	(7,265)	(74,100)	(1,274)
Net cash used in financing activities	—	—	—

Schedule of aging of the Group's contractual amounts of the outstanding loans subject to guarantee

The following table summarizes the aging of the Group’s contractual amounts of the outstanding principle and interests subject to guarantee:

	0-30 days
	past due	Current	Total loans
	RMB	RMB	RMB
December 31, 2023	—	13,694,236	13,694,236
December 31, 2024	—	2,776,650	2,776,650

Summary of obligation with guarantee liability

The following table sets forth the activities of the Group’s obligations associated with the deferred guarantee income for the years ended December 31, 2023 and 2024:

	Year ended December 31,
	2023	2024
	RMB	RMB
Opening balances	276,518	886,862
Fair value of guarantee liabilities at inception of new loans	2,296,882	781,808
Release of guarantee liabilities	(1,475,238)	(1,439,167)
Disposal of subsidiary	(211,300)	—
Ending balances	886,862	229,503

*The Group disposed of a financing guarantee subsidiary and transferred out the remaining guarantee obligation to a third party company in April 2023. For more details, please refer to Note 7.

Summary of financial assets receivables

The following table presents the Group’s financial assets receivable as of December 31, 2023 and 2024:

	Year ended December 31,
	2023	2024
	RMB	RMB
Financial assets receivable	998,835	294,733
Allowance for credit losses of financial assets receivable	(7,207)	(1,250)
Financial assets receivable, net	991,628	293,483

Summary of property and equipment estimated useful lives	Property and equipment consist of the following and depreciation is calculated on a straight-line basis over the following estimated useful lives are:

Category	Estimated useful life
Electronic equipment	3-5 years

Office equipment & Furniture	3-5 years

Motor vehicles	4-10 years

Leasehold improvement	Shorter of the lease term or expected useful life

Software	10 years

Summary of disaggregation of revenue by product

The following table illustrates the disaggregation of revenue by product and services the Group offered in 2022, 2023 and 2024, respectively, net of VAT and surcharges:

		Year Ended December 31,
		2022	2023	2024
		RMB	RMB	RMB
Revenue from loan facilitation services	At a point in time	2,881,725	3,489,184	4,011,776
Revenue from the releasing of guarantee liabilities	Overtime	47,141	1,393,081	1,357,705
Other revenue - investor referral	At a point in time	269,256	342,181	228,488
Other revenue - others	At a point in time/Overtime	73,292	242,427	203,063
Total net revenue		3,271,414	5,466,873	5,801,032